Financial Instruments - Summary of Outstanding Foreign Forward and Options Contract (Details)
€ in Millions, ¥ in Millions, £ in Millions, kr in Millions, kr in Millions, SFr in Millions, R in Millions, Kč in Millions, Ft in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 AUD ($)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 CHF (SFr)	Mar. 31, 2024 NZD ($)	Mar. 31, 2024 CZK (Kč)	Mar. 31, 2024 DKK (kr)	Mar. 31, 2024 NOK (kr)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 HUF (Ft)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 ZAR (R)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 AUD ($)	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 SGD ($)	Mar. 31, 2023 CHF (SFr)	Mar. 31, 2023 NZD ($)	Mar. 31, 2023 CZK (Kč)	Mar. 31, 2023 DKK (kr)	Mar. 31, 2023 NOK (kr)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 HUF (Ft)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 ZAR (R)
Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Nominal value		$ 3,455														$ 3,364
Derivatives Designated As Cash Flow Hedges | Forward contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value	€ 30	32
Derivatives Designated As Cash Flow Hedges | Option contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value	236	254													€ 325	354
Derivatives Designated As Cash Flow Hedges | Option contracts | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		69	$ 106													94	$ 140
Derivatives Designated As Cash Flow Hedges | Option contracts | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value		44		£ 35												68		£ 55
Derivative Financial Instruments | Forward contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value	574	619													316	344
Derivative Financial Instruments | Forward contracts | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		9	14													6	10
Derivative Financial Instruments | Forward contracts | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value		108		£ 86												107		86
Derivative Financial Instruments | Forward contracts | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		1,423														1,670
Derivative Financial Instruments | Forward contracts | China, Yuan Renminbi
Disclosure Of Financial Instruments [Line Items]
Nominal value		6											¥ 43			6											¥ 41
Derivative Financial Instruments | Forward contracts | Czech Koruna
Disclosure Of Financial Instruments [Line Items]
Nominal value		16						Kč 374								16						Kč 364
Derivative Financial Instruments | Forward contracts | Singapore dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		125			$ 171											151			$ 204
Derivative Financial Instruments | Forward contracts | New Zealand dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		18					$ 30									19					$ 30
Derivative Financial Instruments | Forward contracts | Norwegian Krone
Disclosure Of Financial Instruments [Line Items]
Nominal value		12								kr 130						10								kr 100
Derivative Financial Instruments | Forward contracts | Hungarian Forint
Disclosure Of Financial Instruments [Line Items]
Nominal value		7										Ft 2,500				0										Ft 0
Derivative Financial Instruments | Forward contracts | Canadian dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		11									$ 15					0									$ 0
Derivative Financial Instruments | Forward contracts | Denmark, Kroner
Disclosure Of Financial Instruments [Line Items]
Nominal value		15							kr 100							0							kr 0
Derivative Financial Instruments | Forward contracts | Swiss Franc
Disclosure Of Financial Instruments [Line Items]
Nominal value		19				SFr 17										1				SFr 1
Derivative Financial Instruments | Forward contracts | South African Rand
Disclosure Of Financial Instruments [Line Items]
Nominal value		4												R 85		5												R 85
Derivative Financial Instruments | Option contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value	100	108													160	174
Derivative Financial Instruments | Option contracts | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		13	$ 20													20	$ 30
Derivative Financial Instruments | Option contracts | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value																19		£ 15
Derivative Financial Instruments | Option contracts | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	€ 543	$ 543													€ 300	$ 300